SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,605
Liquidation preference per unit | $ / shares	$ 25.00
Limited-Life Funds and Redeemable Fund Units	$ 1,114
Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Exchangeable price of BPY preferred units issued to QIA | $ / shares	$ 25.70
2021 | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 600
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	142
Real Estate
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	577
Subsidiary preferred shares and capital	1,469
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	142
Infrastructure
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	96
Corporate Activities
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	$ 441